Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Numerator:
Net (loss) income	$ (2,618)	$ (3,370)	$ 303	$ 244	$ (1,964)	$ (1,199)	$ 2,168	$ (2,249)	$ (5,441)	$ (3,244)	$ 285
Net (loss) income applicable to participating securities											80
Net (loss) income applicable to ordinary shareholders—basic	(2,618)	(3,370)	303	244	(1,964)	(1,199)	1,572	(2,249)	(5,441)	(3,244)	205
Net (loss) income applicable to participating securities											75
Net (loss) income applicable to ordinary shareholders—diluted	$ (2,618)	$ (3,370)	$ 303	$ 244	$ (1,964)	$ (1,199)	$ 1,612	$ (2,249)	$ (5,441)	$ (3,244)	$ 210
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders—basic	55,375	54,949	54,636	54,287	54,172	42,514	33,673	33,066	54,810	40,826	32,354
Dilutive effect of share equivalents resulting from share options and restricted shares											3,721
Weighted average number of ordinary shares used in computing net (loss) income per share—diluted	55,375	54,949	58,513	57,655	54,172	42,514	36,991	33,066	54,810	40,826	36,075
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ (0.05)	$ (0.06)	$ 0.01	$ 0.00	$ (0.04)	$ (0.03)	$ 0.05	$ (0.07)	$ (0.10)	$ (0.08)	$ 0.01
Diluted	$ (0.05)	$ (0.06)	$ 0.01	$ 0.00	$ (0.04)	$ (0.03)	$ 0.04	$ (0.07)	$ (0.10)	$ (0.08)	$ 0.01